Income Tax (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Income Tax [Abstract]
Schedule of Tax on Losses

Tax on losses have been calculated at the rates of tax prevailing in the countries/jurisdictions in which the Group operates.

	For the six months ended June 30,
	2025	2024
	(Unaudited)	(Unaudited)
	US$	US$

Current
Charge for the period	14,515	57,256
Deferred	-	203

Total	14,515	57,459
Tax on losses have been calculated at the rates of tax prevailing in the countries/jurisdictions in which the Group operates.
	2024	2023	2022
	US$	US$	US$
Current
Charge for the year	112,323	64,343	28,516
Deferred (note 23)	(3,395)	(1,360)	(280,295)

Income tax expense/(credit) for the year	108,928	62,983	(251,779)

Schedule of Loss Before Tax at the Statutory Tax Rate

A reconciliation of the tax expense/(credit) applicable to loss before tax at the statutory tax rate for the countries/jurisdictions in which the Group’s operations are domiciled to the tax expense/(credit) at the Group’s effective tax rate is as follows:

	2024	2023	2022
	US$	US$	US$

Loss before tax	(37,678,411)	(172,537,530)	(49,693,594)
Tax credit at the domestic rates applicable to losses in the countries/jurisdictions where the Group operates	(6,345,825)	(3,809,856)	(7,164,497)
Income not subject to tax	(471,515)	(180,380)	(134,867)
Expenses not deductible for tax	881,506	636,813	4,606,490
Tax losses and deductible temporary differences not recognized	5,955,248	3,645,841	2,448,213
Tax losses and deductible temporary differences utilized from previous periods	(12,983)	(282,239)	(4,352)
Others	102,497	52,804	(2,766)

Income tax expense/(credit) at the Group’s effective tax rate	108,928	62,983	(251,779)